Derivative Liability	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

8.	DERIVATIVE LIABILITY

Under authoritative guidance used by the FASB on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The Company has issued certain convertible notes whose conversion price contains reset provisions based on a future offering price and/or whose conversion price is based on a future market price. However, since the number of shares to be issued is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to share settle the conversion option. In addition, the Company also granted certain warrants whose exercise price is subject to reset based on a future market price.

As a result, the conversion option and warrants are classified as a liability and bifurcated from the debt host and accounted for as a derivative liability in accordance with ASC 815 and will be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following average assumptions:

	Upon Issuance	December 31, 2018	December 31, 2017
Stock Price	$3.00	$4.80	$1.50
Exercise Price	$2.25	$2.70	$0.90
Expected Life	1.60	1.78	1.26
Volatility	177%	184%	189%
Dividend Yield	0%	0%	0%
Risk-Free Interest Rate	1.70%	2.6%	1.72%

The expected life of the conversion feature of the notes and warrants was based on the remaining contractual term of the notes and warrants. The Company uses the historical volatility of its Common Stock to estimate the future volatility for its Common Stock. The expected dividend yield was based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future. The risk-free interest rate was based on rates established by the Federal Reserve Bank. As of December 31, 2017, the Company had recorded a derivative liability of $1,251,000.

During the year ended December 31, 2018, the Company recorded an additional derivative liability totaling $1,877,000 as a result of the issuance of convertible notes and warrants. The Company also extinguished derivative liability of $1,719,000 upon the conversion and payment of outstanding convertible notes payable, which was recorded as part of gain on extinguishment of debt. In addition, the Company also recorded a change in fair value of $1,167,000 to account the change in fair value of these derivative liabilities up to the dates of the extinguishment and at December 31, 2018. At December 31, 2018, the fair value of the derivative liability amounted to $2,576,000. The details of the derivative liability transactions during the year ended December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Beginning Balance	$1,251,000	$1,256,000
Fair value upon issuance of notes payable and warrants	1,877,000	-
Change in fair value	1,167,000	(5,000)
Extinguishment	(1,719,000)	-
Ending Balance	$2,576,000	$1,251,000